BUSINESS OVERVIEW	12 Months Ended
Dec. 31, 2012
Business Overview [Abstract]
Business Overview

NOTE A – BUSINESS OVERVIEW

MISCOR Group, Ltd. (“MISCOR”), an Indiana Corporation, was organized in April 2004 as a holding company for Magnetech Industrial Services, Inc. (“MIS”) and its wholly owned subsidiary Martell Electric, LLC. In 2006, Martell Electric, LLC became a wholly owned subsidiary of MISCOR. MISCOR, with its wholly-owned subsidiaries, is referred to as the “Company”.

MIS, an Indiana corporation, is an Industrial Services company which, through its seven operating facilities, provides maintenance and repair services to the electric motor industry, repairs and manufactures industrial lifting magnets, provides engineering and repair services for electrical power distribution systems within industrial plants and commercial facilities, provides on-site services related to all services offered by MIS, and provides custom and standardized training in the area of industrial maintenance.

Martell Electric, LLC, provided electrical contracting services to institutions and commercial businesses.

HK Engine Components (“HKEC”) is a diesel engine components business comprised of two operating facilities, manufactures and remanufactures power assemblies for large diesel engines used in the rail, marine and power industries. HKEC also engineers, manufactures and sell other related components parts for these large engines. HKEC customers include companies that use, manufacture or distribute diesel engines and related components for the railroad, utilities, maritime and offshore drilling industries.

The Company’s customers are primarily located throughout the United States of America. As of December 31, 2012, the Company operated from nine locations in Alabama, Indiana, Ohio, West Virginia, Maryland, and California.